Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ADVANCED SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr. 29, 2013
Supplement [Text Block]	ast_SupplementTextBlock

ADVANCED SERIES TRUST
AST Marsico Capital Growth Portfolio
AST BlackRock Value Portfolio

Supplement dated June 17, 2013 to the
Prospectus, dated April 29, 2013

The following revisions are hereby made to the Prospectus to reflect Loomis, Sayles & Company, L.P. replacement of Marsico Capital Management, LLC as a subadviser to the AST Marsico Capital Growth Portfolio:

On or about July 15, 2013, the AST Marsico Capital Growth Portfolio (the Portfolio) will be renamed the AST Loomis Sayles Large-Cap Growth Portfolio. The following revisions are hereby made to the Prospectus to reflect Loomis, Sayles & Company, L.P. (Loomis Sayles) replacement of Marsico Capital Management, LLC (Marsico) as the subadviser to the Portfolio.

II.	The description of the Principal Investment Strategies in the “Investments, Risks and Performance” section of the Summary Section of the Prospectus for the Portfolio is hereby deleted and replaced with the following:

The Portfolio invests primarily in the common stocks of large companies that are selected for their growth potential. Large companies are defined as those companies within the market capitalization range of the Russell 1000® Growth Index. The Portfolio will normally hold a core position of between 30 and 40 common stocks. The Portfolio may hold a limited number of additional common stocks at times when the portfolio manager is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions.

The following revisions are hereby made to the Summary Prospectus and Prospectus to reflect Herndon Capital Management, LLC replacement of BlackRock Investment Management, LLC as a subadviser to the AST BlackRock Value Portfolio:

On or about July 15, 2013, the AST BlackRock Value Portfolio (the Portfolio) will be renamed the AST Herndon Large-Cap Value Portfolio. The Board of Trustees of the Trust recently approved replacing BlackRock Investment Management, LLC as the subadviser to the Portfolio with Herndon Capital Management, LLC. This change is expected to become effective on or about the close of business on July 15, 2013.

To reflect these changes, the Trust’s Prospectus for the Portfolio are revised as follows:

II.	The description of the Principal Investment Strategies in the “Investments, Risks and Performance” section of the Summary Section of the Prospectus for the Portfolio is hereby deleted and replaced with the following:

The Portfolio invests, under normal circumstances, at least 80% of the value of its assets in securities issued by large capitalization companies. Large capitalization companies are those included in the Russell 1000® Index. The Portfolio invests primarily in the equity securities of large capitalization companies. Equity securities include common stocks and securities convertible into or exchangeable for common stocks, including warrants and rights. The subadvisor employs an investment strategy designed to maintain a portfolio of equity securities which approximates the market risk of those stocks included in the Russell 1000® Value Index, but which attempts to outperform the Russell 1000® Value Index through active stock selection. The size of the companies in the Russell 1000® Index will change with market conditions.
AST MARSICO CAPITAL GROWTH PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ast_SupplementTextBlock

ADVANCED SERIES TRUST
AST Marsico Capital Growth Portfolio

Supplement dated June 17, 2013 to the
Prospectus, dated April 29, 2013

The following revisions are hereby made to the Prospectus to reflect Loomis, Sayles & Company, L.P. replacement of Marsico Capital Management, LLC as a subadviser to the AST Marsico Capital Growth Portfolio:

On or about July 15, 2013, the AST Marsico Capital Growth Portfolio (the Portfolio) will be renamed the AST Loomis Sayles Large-Cap Growth Portfolio. The following revisions are hereby made to the Prospectus to reflect Loomis, Sayles & Company, L.P. (Loomis Sayles) replacement of Marsico Capital Management, LLC (Marsico) as the subadviser to the Portfolio.

II.	The description of the Principal Investment Strategies in the “Investments, Risks and Performance” section of the Summary Section of the Prospectus for the Portfolio is hereby deleted and replaced with the following:

The Portfolio invests primarily in the common stocks of large companies that are selected for their growth potential. Large companies are defined as those companies within the market capitalization range of the Russell 1000® Growth Index. The Portfolio will normally hold a core position of between 30 and 40 common stocks. The Portfolio may hold a limited number of additional common stocks at times when the portfolio manager is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions.
AST BLACKROCK VALUE PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ast_SupplementTextBlock

ADVANCED SERIES TRUST
AST BlackRock Value Portfolio

Supplement dated June 17, 2013 to the
Prospectus, dated April 29, 2013

The following revisions are hereby made to the Summary Prospectus and Prospectus to reflect Herndon Capital Management, LLC replacement of BlackRock Investment Management, LLC as a subadviser to the AST BlackRock Value Portfolio:

On or about July 15, 2013, the AST BlackRock Value Portfolio (the Portfolio) will be renamed the AST Herndon Large-Cap Value Portfolio. The Board of Trustees of the Trust recently approved replacing BlackRock Investment Management, LLC as the subadviser to the Portfolio with Herndon Capital Management, LLC. This change is expected to become effective on or about the close of business on July 15, 2013.

To reflect these changes, the Trust’s Prospectus for the Portfolio are revised as follows:

II.	The description of the Principal Investment Strategies in the “Investments, Risks and Performance” section of the Summary Section of the Prospectus for the Portfolio is hereby deleted and replaced with the following:

The Portfolio invests, under normal circumstances, at least 80% of the value of its assets in securities issued by large capitalization companies. Large capitalization companies are those included in the Russell 1000® Index. The Portfolio invests primarily in the equity securities of large capitalization companies. Equity securities include common stocks and securities convertible into or exchangeable for common stocks, including warrants and rights. The subadvisor employs an investment strategy designed to maintain a portfolio of equity securities which approximates the market risk of those stocks included in the Russell 1000® Value Index, but which attempts to outperform the Russell 1000® Value Index through active stock selection. The size of the companies in the Russell 1000® Index will change with market conditions.